Vanguard Short-Term Inflation-Protected Securities Index Fund

Schedule of Investments (unaudited)
As of December 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.2%)
U.S. Government Securities (99.2%)
United States Treasury Inflation Indexed Bonds	1.375%	1/15/20	882,183	1,049,032
United States Treasury Inflation Indexed Bonds	0.125%	4/15/20	2,450,975	2,690,059
United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	1,366,873	1,627,551
United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	1,567,861	1,861,780
United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	2,147,637	2,326,840
United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	1,714,167	1,979,272
United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	1,898,095	2,156,834
United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	2,154,076	2,276,208
United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	1,987,192	2,233,211
United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	1,997,347	2,226,862
United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	2,151,409	2,263,784
United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	2,015,547	2,260,190
United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	2,014,922	2,269,877
United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	1,574,268	1,632,439
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	2,015,914	2,198,523
United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	1,605,183	1,619,111
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	125,000	137,045
Total U.S. Government and Agency Obligations (Cost $32,598,244)				32,808,618
			Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
1 Vanguard Market Liquidity Fund (Cost $353,552)	1.816%		3,535,172	353,552
Total Investments (100.3%) (Cost $32,951,796)				33,162,170
Other Assets and Liabilities-Net (-0.3%)				(91,426)
Net Assets (100%)				33,070,744

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Short-Term Inflation-Protected Securities Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	32,808,618	—
Temporary Cash Investments	353,552	—	—
Total	353,552	32,808,618	—